ACQUISITIONS - SECURITIZE, INC. AND SUBSIDIARIES - Pro Forma Information (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Revenues		$ 68,938,369	$ 42,492,286
Net loss from continuing operations		$ (40,591,094)	$ (19,172,023)
Net loss from continuing operations per diluted share (in dollars per share)		$ (4.60)	$ (2.13)
Net loss from continuing operations per basic share (in dollars per share)		$ (4.60)	$ (2.13)
Weighted average common shares outstanding:
Diluted (in shares)		8,822,260	9,006,533
Basic (in shares)		8,822,260	9,006,533
MG Stover, LLC
Business Combination [Line Items]
Revenues	$ 19,057,115
Net loss from continuing operations	$ (4,262,814)
Net loss from continuing operations per diluted share (in dollars per share)	$ (0.48)
Net loss from continuing operations per basic share (in dollars per share)	$ (0.48)
Weighted average common shares outstanding:
Diluted (in shares)	8,812,021
Basic (in shares)	8,812,021